Subsequent Events - A PARADISE ACQUISITION CORP.	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Event [Line Items]
Subsequent Events
11. Subsequent Events
In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before condensed financial statements are issued, the Company has evaluated all events or transactions that occurred up to May 8, 2026, the date the financial statements were issued, and as of July 22, 2026 for disclosure purposes, and has ide nti
fied the following material subsequent events requiring disclosure.

Consummation of the Business Combination
On May 1, 2026, A Paradise convened its extraordinary general meeting of shareholders (the “Extraordinary General Meeting”), at which shareholders approved the Business Combination Proposal.
On May 7, 2026, the Business Combination was consummated. In connection with the closing, A Paradise domesticated as a Texas corporation and changed its name to Enhanced Group Inc.
Net proceeds to be received by the Company upon consummation of the Business Combination, after giving effect to 19,611,370 shares tendered for redemption, are approximately $3 million. As the net proceeds are insufficient to absorb the full $7.3 million of deferred offering costs recorded as of March 31, 2026, the excess of approximately $4.3 million will be recognized as an expense in the condensed consolidated statement of operations in the second quarter of 2026, the period in which the Business Combination was consummated.
Upon consummation of the Business Combination, all outstanding Enhanced Ltd equity interests, including preferred shares, common shares, SAFEs, and stock options, were converted or exchanged into shares of, or rights to acquire shares of, Enhanced Group Inc. Class A or Class B common stock in accordance with the terms of the Business Combination Agreement and the applicable Exchange Ratio. Upon consummation, the Company also committed to issue $646,957 in top up equity-based awards to certain employees and non-employees
in 2026.
The Class A common stock of Enhanced Group Inc. will begin trading on the NYSE under the ticker symbol “ENHA” on May 8, 2026.
Working Capital Note
In April 2026, the Company drew $10 million under the Working Capital Note with Apeiron. See Note 10—Related Party Transactions for further details regarding the Working Capital Note. In June 2026, the Company repaid in full the outstanding principal amount of the Working Capital Note, together with all accrued and unpaid interest thereon, from a portion of the proceeds of the First Closing.
June 2026 Private Placement
On June 14, 2026, the Company entered into a securities purchase agreement with certain investors purs ua
nt to which the Company agreed to issue and sell in a private placement 12,853,468 shares of Class A common stock and accompanying warrants to purchase 12,853,468 shares of Class A common stock. The private placement is expected to close in three tranches. On June 17, 2026, in connection with the first closing, the Company issued 6,426,733 shares of Class A common stock and accompanying warrants to purchase an additional 6,426,733 shares of Class A common stock for a combined purchase price per share and accompanying warrant of $3.89 for aggregate gross proceeds of approximately $25.0 million. On July 22, 2026, Apeiron completed its payment to the Company of $11.75 million in consideration for the 3,020,565 shares of Common Stock and 3,020,565 Warrants expected to be issued in the second closing and the Company will issue 3,020,565 shares of Class A Common Stock and accompanying warrants to purchase 3,020,565 shares of Class A Common Stock on or about July 23, 2026.

11. Subsequent Events
The Company has evaluated subsequent events through February 12, 2026, the date when the financial statements were available to be issued. Except as described below or elsewhere in these consolidated financial statements, the Company has concluded that no subsequent events have occurred that require disclosure.
On January 9, 2026, the Company engaged a vendor to construct the Company’s planned 50 meter portable pool with a total commitment of approximately $6.1 million.

A PARADISE ACQUISITION CORP.
Subsequent Event [Line Items]
Subsequent Events
Note 10 - Subsequent Events
In accordance with ASC 855, “Subsequent Events”, the
Company
evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.
In connection with the initial Business Combination, the Company, Enhanced and Merger Sub have filed a registration statement on Form
S-4,
which was declared effective by the SEC on April 10, 2026, and which includes a proxy statement/prospectus (as amended or supplemented from time to time, the “Proxy Statement/Prospectus”) relating to the initial Business Combination.
On May 1, 2026, the Company convened its extraordinary general meeting of the shareholders (the “EGM”) at which the shareholders voted on the proposals described in detail in the proxy statement/prospectus filed by the Company with the SEC on April 10, 2026 (the “Proxy Statement”), which was first mailed by the Company to its shareholders on or about April 10, 2026.
As of April 2, 2026, the record date for the EGM, there were 27,266,667 ordinary shares outstanding and entitled to vote. At the EGM, there were 21,072,603 ordinary shares voted by proxy or in person, representing

77.28% of the total ordinary shares as of the record date, and constituting a quorum for the transaction of business. The shareholders approved the Business Combination Proposal, the Domestication Proposal, each of the Organizational Documents Proposals, the Director Election Proposal, the Stock Issuance Proposal, the Founder Plan Proposal, the Omnibus Incentive Plan Proposal, and the ESPP Proposal.
In connection with the EGM, an aggregate of 19,615,531 Class A ordinary Shares were tendered for redemption.
Note 10 - Subsequent Events
In accordance with ASC 855, “Subsequent Events”, the Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the consolidated financial statements were issued. Based upon this audit, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.